INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense	$ 474	$ 374	$ 237
Origination and reversal of temporary differences	75	13	(37)
Changes in tax rates or the imposition of new taxes	(6)	188	41
Previously unrecognized deferred taxes	17	39	50
Net income before income tax	1,935	3,333	1,195
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	626	829	431
Change in substantively enacted tax rates	(6)	188	41
International operations subject to different tax rates	(5)	(9)	(21)
Taxable income attributable to non-controlling interests	(91)	(325)	(91)
Portion of gains subject to different tax rates	23	(115)	(117)
Deferred tax assets not recognized	17	39	50
Permanent differences and other	(4)	7	(2)
Total income tax expense	$ 560	$ 614	$ 291